Earnings per Share	3 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Earnings per Share

5. EARNINGS PER SHARE

A reconciliation of basic and diluted earnings (loss) per share is as follows (in millions, except per share amounts):

	Three Months Ended March 31,
	2016	2015
Basic:
Net income (loss) attributable to CNH Industrial	$(512)	$22
Weighted average common shares outstanding—basic	1,363	1,359
Basic earnings (loss) per share	$(0.38)	$0.02
Diluted:
Net income (loss) attributable to CNH Industrial	$(512)	$22
Weighted average common shares outstanding—basic	1,363	1,359
Effect of dilutive securities (when dilutive):
Stock compensation plans *	—	3
Weighted average common shares outstanding—diluted	1,363	1,362
Diluted earnings (loss) per share	$(0.38)	$0.02

(*)

Restricted Share Units of approximately 1.3 million shares for the three months ended March 31, 2016 and 0.5 million shares for the three months ended March 31, 2015 were outstanding but not included in the calculation of diluted earnings per share as the impact of these shares would have been anti-dilutive.